Fees Summary	Apr. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 349,983,329.50
Previously Paid Amount	0.00
Total Fee Amount	48,332.70
Total Offset Amount	0.00
Net Fee	$ 48,332.70
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A